Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Marketable Securities
Marketable Securities

(3) Marketable Securities

The Company's marketable securities as of June 30, 2014 include fixed income and equity investments classified as available for sale. At June 30, 2014, the fair value of the equity securities totaled $0 and the fair value of the fixed income securities totaled $5,223,472. At December 31, 2013, the fair value of the equity securities totaled $1,390,355 and the fair value of the fixed income securities totaled $10,439,897. The gross proceeds from sales of our marketable securities were $2,820,515 and $6,238,219 for the three and six months ended June 30, 2014, respectively, and $-0- for three and six months ended June 30, 2013. Unrealized gain on the investments for the three and six months ended June 30, 2014 was $183,824 and $652,761, respectively. These amounts were included in the consolidated statements of comprehensive income. The Company's realized losses from the sale of marketable securities included in the consolidated statements of operations were $58,289 and $552,085 for the three and six months ended June 30, 2014, respectively, and $-0- for the three and six months ended June 30, 2013.

(4) Marketable Securities

Our marketable securities as of December 31, 2013 include fixed income and equity investments classified as available for sale. At December 31, 2013, the fair value of the equity securities totaled $1,390,355 and the fair value of the fixed income securities totaled $10,439,897. The gross proceeds from sales of our marketable securities during the years ended December 31, 2013 and 2012 totaled $4.0 million and $-0-, respectively. Unrealized losses on the investments included in consolidated statements of other comprehensive income were $636,778 and $-0- for the years ended December 31, 2013 and 2012, respectively. Our realized gains from the sale of our marketable securities totaled $499,949 and $-0- for the years ended December 31, 2013 and 2012, respectively. The unrealized loss has been in that position for less than one year. Accordingly, management does not believe that the investments have experienced any other than temporary losses.